Debt (Schedule Of Long-Term Debt Repayments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Debt [Line Items]
Total consolidated long-term debt	$ 12,968
Pacific Gas And Electric Company [Member]
Debt [Line Items]
Average fixed interest rate	5.75%
Fixed rate obligations	350
Utility [Member]
Debt [Line Items]
Average fixed interest rate	5.43%
Fixed rate obligations	11,695
Variable interest rate as of December 31, 2012	0.11%
Total consolidated long-term debt	923
2013 [Member]
Debt [Line Items]
Total consolidated long-term debt	400
2013 [Member] | Utility [Member]
Debt [Line Items]
Average fixed interest rate	6.25%
Fixed rate obligations	400
2014 [Member]
Debt [Line Items]
Total consolidated long-term debt	1,350
2014 [Member] | Pacific Gas And Electric Company [Member]
Debt [Line Items]
Average fixed interest rate	5.75%
Fixed rate obligations	350
2014 [Member] | Utility [Member]
Debt [Line Items]
Average fixed interest rate	4.80%
Fixed rate obligations	1,000
2015 [Member]
Debt [Line Items]
Total consolidated long-term debt	0
2015 [Member] | Pacific Gas And Electric Company [Member]
Debt [Line Items]
Average fixed interest rate	0.00%
Fixed rate obligations	0
2015 [Member] | Utility [Member]
Debt [Line Items]
Average fixed interest rate	0.00%
Fixed rate obligations	0
Variable interest rate as of December 31, 2012	0.00%
Total consolidated long-term debt	0
2016 [Member]
Debt [Line Items]
Total consolidated long-term debt	923
2016 [Member] | Utility [Member]
Debt [Line Items]
Variable interest rate as of December 31, 2012	0.11%
Total consolidated long-term debt	923	[1]
2017 [Member]
Debt [Line Items]
Total consolidated long-term debt	700
2017 [Member] | Utility [Member]
Debt [Line Items]
Average fixed interest rate	5.63%
Fixed rate obligations	700
Thereafter [Member]
Debt [Line Items]
Total consolidated long-term debt	9,595
Thereafter [Member] | Utility [Member]
Debt [Line Items]
Average fixed interest rate	5.45%
Fixed rate obligations	$ 9,595

[1]	These bonds, due in 2016 and 2026, are backed by letters of credit that expire on May 31, 2016.